Schedule of others - NEX (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Foreign currency member
Disclosure of detailed information about borrowings [line items]
Notional amount4		R$ 565,956
Other outstanding amount		R$ 468,128
Foreign currency member | Other n e x i1 member
Disclosure of detailed information about borrowings [line items]
Borrowings issue date		sep-2017
Notional amount4	[1]	R$ 135,000
Other outstanding amount	[1]	R$ 82,876
Borrowings, maturity		mar-2027
Borrowings, interest rate basis		Us dollar exchange variation + semianual Libor + 1.61
Borrowings one		R$ 462,490	R$ 509,141
Foreign currency member | Other n e x i2 member
Disclosure of detailed information about borrowings [line items]
Borrowings issue date		jul-2018
Notional amount4	[2]	R$ 205,956
Other outstanding amount	[2]	R$ 169,859
Borrowings, maturity		dec-2028
Borrowings, interest rate basis		Us dollar exchange variation + semianual Libor + 0.65
Borrowings one		R$ 947,898	996,531
Foreign currency member | Other n e x i3 member
Disclosure of detailed information about borrowings [line items]
Borrowings issue date		aug-2020
Notional amount4	[3]	R$ 225,000
Other outstanding amount	[3]	R$ 215,393
Borrowings, maturity		feb-2031
Borrowings, interest rate basis		Us dollar exchange variation + semianual Libor + 1.70
Borrowings one		R$ 1,201,998	1,177,152
Foreign currency three member
Disclosure of detailed information about borrowings [line items]
Borrowings one		2,612,386	2,755,200
Borrowings two		R$ 2,090,673	R$ 2,682,824

[1]	Financing contracted by the subsidiary Braskem Holanda Inc. and secured by NEXI, the Japanese export credit agency, and guaranteed by Braskem.
[2]	Financing contracted by the subsidiary Braskem America and secured by Euler Hermes, the German export credit agency.
[3]	Financing contracted by the subsidiary Braskem Holanda Finance and secured by NEXI, the Japanese export credit agency, and guaranteed by Braskem.